Related party transactions	12 Months Ended
Dec. 31, 2020
Related party transactions
Related party transactions

20.  Related party transactions

Name of Related Parties	Relationship with the Group
Successor (NFH)
Fosun Industrial Co., Limited (“Fosun”)	Shareholder with significant influence
Chindex Medical Limited (“CML”)	Subsidiary of Fosun
Ample Up Limited (“Ample”)	Subsidiary of Fosun
Shanghai Fuji Medical Equipment Co., Limited (“Fuji”)	Subsidiary of Fosun
Shanghai Fosun Medical System Co., Limited. (“Fosun Medical”)	Subsidiary of Fosun
Shenzhen Sanjiu Hospital Co., Limited (“Sanjiu Hospital”)	Fellow subsidiary of the Sponsor
Shenzhen New Frontier United Family Hospital (“Shenzhen NF UFH”)	Fellow subsidiary of the Sponsor
Shanghai YD Care Medical Technology Co., Ltd. (“YD Care”)	Fellow subsidiary of the Sponsor
Beijing Youhujia Healthcare Management Co., Ltd. (“Beijing YHJ”)*	Subsidiary of YD Care, associate of the Group
Shanghai Youhujia Health Management Co., Ltd. (“Shanghai YHJ”)	Subsidiary of YD Care
United Foundation for China’s Health (“China UFCH”)	Not-for-profit organization with significant influence by NFH CEO
Shanghai Niufeng Medical Technology Co., Ltd. (“Shanghai Niufeng”)	Fellow subsidiary of the Sponsor
Shanghai Peiyun Medical Technology Co., Ltd. (“Shanghai Peiyun”)	Fellow subsidiary of the Sponsor
Strategic Healthcare Holding Limited (“SHH”)	Fellow subsidiary of the Sponsor

*In April 2020, the Group disposed 80% equity interests in Beijing YHJ to YD Care for a cash consideration of RMB4,000. After the disposal, Beijing YHJ is an associate of the Group.

Predecessor (HHH)
TPG Healthy, L.P. (“TPG”)	LP interests holder
Fosun Industrial Co., Limited (“Fosun”)	LP interests holder
Chindex Medical Limited (“CML”)	Subsidiary of Fosun
Ample Up Limited (“Ample”)	Subsidiary of Fosun
Shanghai Fuji Medical Equipment Co., Limited (“Fuji”)	Subsidiary of Fosun
Shanghai Fosun Medical System Co., Limited. (“Fosun Medical”)	Subsidiary of Fosun

(a)Related party transactions

		Period from	Period from
		19 December	1 January to	Year ended
	Year ended 31	to 31	18	31
	December	December	December	December
	2020	2019	2019	2018
	Successor (NFH)		Predecessor (HHH)
Share subscriptions from SHH	29,456	—	—	—
Repayment of related party loan to Shanghai Peiyun	28,900	—	—	—
Purchase of nursing services from Beijing YHJ and Shanghai YHJ	10,170	—	—	—
Purchase of 75% equity of Shanghai Precison Clinic Co., Ltd. (“Precision clinic”) from Shanghai Niufeng	8,000	—	—	—
Management services to Sanjiu Hospital	4,330	148	—	—
Sale of 80% equity of Beijing YHJ to YD Care	4,000	—	—	—
Purchases of medical services from Fuji	1,828	75	1,746	1,006
Donation to China UFCH	864	—	—	—
Sale of medical consumables to China UFCH	350	—	—	—
Purchases of medical services from Fosun Medical	234	83	59	—
Consulting services to Beijing YHJ and Shanghai YHJ	219	—	—	—
Purchases of medical equipment from Ample and CML	85	67	16,865	882
Advances to senior executives	—	63,405	—	14,705
Transaction expense reimbursement to Fosun	—	34,977	—	—
Transaction bonus to senior executives	—	4,553	—	—
Management consulting services from TPG and Fosun	—	—	3,797	3,637

(b)Related party balances

		2020	2019
Amounts due from related parties:
Sanjiu Hospital and Shenzhen NF UFH		7,965	3,375
YD Care		2,000	—
Beijing YHJ and Shanghai YHJ		164	—
Senior executives	(i)	—	63,405
CML		—	99
Fosun Medical		—	44

		10,129	66,923
Amounts due to related parties:
Beijing YHJ and Shanghai YHJ		2,113	—
Fuji		864	334
Shanghai Peiyun		205	—
Fosun Medical		101	103
Senior executives		—	2,790
TPG and Fosun		—	652
CML		—	166
		3,283	4,045

(i) Amount due from senior executives at 31 December 2019 was a balance due from a senior executive, which was promptly paid back in January 2020.

All the balances due from and due to related parties as of 31 December 2020 and 2019 were unsecured, and neither past due nor impaired. The credit quality of due from related parties is assessed by reference to the counterparties’ default history. Based on past experience, management of the Company are of the opinion that no provision for impairment is necessary in respect of these balances as there has not been a significant change in credit quality and the balances are still considered recoverable for the periods presented.

(c)Compensation of key management personnel of the Group

		Period from 19	Period from 1
	Year ended 31	December to 31	January to 18	Year ended 31
	December 2020	December 2019	December 2019	December 2018
	Successor (NFH)		Predecessor (HHH)
Short term employee benefits	10,443	5,284	19,783	16,526
Post-employment benefits	93	5	145	140
Share-based compensation expense	355	9,555	12,360	13,062
Total compensation paid to key management personnel	10,891	14,844	32,288	29,728